Derivative Instruments (Details 6) (Risk Management Activities [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Risk management derivatives gains and losses [Abstract]
Total income statement impact	$ 4,651.0	$ (6,590.0)
Interest Rate Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	4,997.0	(3,113.0)
Credit Risk Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	(237.0)	(3,222.0)
Foreign Exchange Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	(85.0)	(197.0)
Equity Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	0	(8.0)
Commodity Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	$ (24.0)	$ (50.0)